Investments in and Advances to Affiliated Companies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum
Investments in and Advances to Affiliates [Line Items]
Owned investments in affiliated companies accounted for equity method investment					20.00%	50.00%
Dividend received from affiliated companies	$ 6,902	¥ 566,000	¥ 469,000	¥ 329,000
Trade notes and accounts receivables from affiliated companies	285,841	23,439,000	17,271,000
Short-term loan receivables from affiliated companies	8,098	664,000	723,000
Trade notes and accounts payable to affiliated companies	102,390	8,396,000	10,359,000
Net sales to affiliated companies	632,293	51,848,000	42,673,000	37,058,000
Unappropriated retained earnings included share of undistributed earnings of affiliated companies	$ 118,549	¥ 9,721,000	¥ 11,380,000